LEASES -Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Balance - beginning of year	$ 80,366	$ 46,728
Lease payments	(39,887)	(29,494)
Additions	48,386	52,739
Disposals	(1,632)	(7,593)
Interest expense	8,484	4,868
Foreign exchange	2,854	(4,753)
Reclassified to liabilities relating to assets held for sale	(16,583)	0
Balance - end of year	98,954	80,366
Current portion of lease liabilities	25,263	19,833
Non-current	73,691	60,533
Lease liabilities	98,954	80,366
Calibre Acquisition
Disclosure of quantitative information about right-of-use assets [line items]
Assumed Acquisition	16,966	0
Green stone Acquisition
Disclosure of quantitative information about right-of-use assets [line items]
Assumed Acquisition	$ 0	$ 17,871